Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net as of December 31, 2021 and 2020 consists of the following (in thousands):

	As of December 31,
	2021	2020
Machinery and equipment	$1,444	$625
Computers, software and related equipment	268	218
Office furniture and equipment	341	338
Vehicles	342	165
Leasehold improvements	4,725	4,709
Construction in progress	213	—

Total property and equipment	7,333	6,055
Less accumulated depreciation and amortization	(2,204)	(1,190)

Property and equipment, net	$5,129	$4,865

Depreciation and amortization expense related to property and equipment amounted to $1,014 and $922 recognized within research and development, sales and marketing, and general and administrative expenses within the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020. Disposals of property and equipment were not material for the years ended December 31, 2021 and 2020.